Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers
Net sales	kr 229,347	kr 874	kr 184,829
Total value of outstanding performance obligation	4,095	0
China, Hong Kong, Macau, Taiwan and Singapore
Revenue from Contracts with Customers
Net sales	27,469	874	184,829
EUROPE
Revenue from Contracts with Customers
Net sales	201,878
Out-licensing of the product candidate
Revenue from Contracts with Customers
Net sales	225,252		kr 184,829
Performance of certain regulatory services
Revenue from Contracts with Customers
Net sales	kr 4,095
Provision of drugs
Revenue from Contracts with Customers
Net sales		kr 874